Firsthand Technology Opportunities Fund

Portfolio of Investments, March 31, 2023 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 95.1% ($86,473,328)
Biotech — 0.1% ($80,183)
CytoDyn, Inc.*	222,730	$80,183
Consumer Electronics — 15.2% ($13,822,200)
Roku, Inc.*	210,000	13,822,200
Defense & Aerospace — 4.2% ($3,859,400)
Astra Space, Inc.*	200,000	85,000
Kratos Defense & Security Solutions, Inc.*	280,000	3,774,400
Education — 4.8% ($4,353,200)
Chegg, Inc.*	260,000	4,238,000
Coursera, Inc.*	10,000	115,200
Electronics Manufacturing — 1.1% ($1,000,292)
Nano Dimension Ltd. ADR*	200,000	578,000
Tempo Automation Holdings, Inc.*(1)	520,000	422,292
Internet — 4.6% ($4,214,200)
Netflix, Inc.*	10,000	3,454,800
PayPal Holdings, Inc.*	10,000	759,400
Renewable Energy — 8.0% ($7,245,100)
Enphase Energy, Inc.*	20,000	4,205,600
SolarEdge Technologies, Inc.*	10,000	3,039,500
Semiconductor Equipment — 5.9% ($5,401,153)
Pivotal Systems Corp.*(2)	41,338,824	856,621
Revasum, Inc.*(2)	12,913,796	2,071,734
Revasum, Inc.*(2)	15,413,753	2,472,798
Semiconductors — 12.9% ($11,691,000)
Wolfspeed, Inc.*	180,000	11,691,000
Services — 0.2% ($144,000)
Lesaka Technologies, Inc.*	30,000	144,000
Software — 38.1% ($34,662,600)
Bill.com Holdings, Inc.*	30,000	2,434,200
Cloudflare, Inc., Class A*	80,000	4,932,800
DocuSign, Inc.*	60,000	3,498,000
Domo, Inc., Class B*	230,000	3,263,700
Fastly, Inc., Class A*	50,000	888,000
Monday.com, Ltd.*	20,000	2,855,000
MongoDB, Inc.*	5,000	1,165,600
Okta, Inc.*	10,000	862,400
PagerDuty, Inc.*	120,000	4,197,600
Palo Alto Networks, Inc.*	15,000	2,996,100
Twilio, Inc., Class A*	30,000	1,998,900
Workday, Inc., Class A*	10,000	2,065,400
Zscaler, Inc.*	30,000	3,504,900

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Firsthand Technology Opportunities Fund - continued

Portfolio of Investments, March 31, 2023 (unaudited)

	SHARES	MARKET VALUE
CORPORATE NOTE — 1.4% ($1,250,000)
Semiconductor Equipment — 1.4% ($1,250,000)
Revasum, Inc. August 19, 2025 Interest Rate 8.75%.(1)(2)(3)	250,000	$250,000
Revasum, Inc. August 19, 2025 Interest Rate 8.75%.(1)(2)(3)	250,000	250,000
Revasum, Inc. August 19, 2025 Interest Rate 8.75%.(1)(2)(3)	750,000	750,000

INVESTMENT COMPANY — 3.1% ($2,832,261)
Fidelity Investments Money Market Fund - Treasury Portfolio(4)	2,832,261	2,832,261

Total Investments (Cost $112,159,933) — 99.6%		90,555,589
Other assets in excess of liabilities — 0.4%		361,844
NET ASSETS - 100.0%		$90,917,433

*	Non-income producing security.
(1)	Restricted/illiquid security (1.8% of net assets).
(2)	Affiliated issuer.
(3)	Fair Value Level 3 security (1.4% of net assets).
(4)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.

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Firsthand Technology Opportunities Fund - continued

Portfolio of Investments, March 31, 2023 (unaudited)

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.	Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.
2.	Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.
3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered, include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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Portfolio of Investments, March 31, 2023 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of March 31, 2023:

FUND	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
Common Stocks
Biotech	$80,183	$—	$—
Consumer Electronics	13,822,200	—	—
Defense & Aerospace	3,859,400	—	—
Education	4,353,200	—	—
Electronics Manufacturing	1,000,292	—	—
Internet	4,214,200	—	—
Renewable Energy	7,245,100	—	—
Semiconductor Equipment	2,928,355	2,472,798	—
Semiconductors	11,691,000	—	—
Services	144,000	—	—
Software	34,662,600	—	—
Total Common Stocks	84,000,530	2,472,798	—
Corporate Note
Semiconductor Equipment	—	—	1,250,000
Investment Company	2,832,261	—	—
Total	$86,832,791	$2,472,798	$1,250,000

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/22	NET PURCHASES	NET SALES	NET REALIZED GAINS/ (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 03/31/23
Corporate Note
Semiconductor Equipment	$750,000	$500,000	$—	$—	$—	$—	$1,250,000
Total	$750,000	$500,000	$—	$—	$—	$—	$1,250,000

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

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